Long-Term Debt And Lease Liabilities (Supplemental Balance Sheet Information Related To Leases) (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt And Lease Liabilities [Abstract]
Right of use asset - operating leases	$ 73	$ 41
Lease liabilities - current	62	41
Lease liabilities - noncurrent	11
Total operating lease liabilities	73	41
Other property and equipment, gross	264	295
Accumulated depreciation	(138)	(146)
Other property and equipment, net	126	149
Lease liabilities - current	59	61
Lease liabilities - noncurrent	30	41
Total finance lease liabilities	$ 89	$ 102